Stockholders' Deficit - Schedule of Stock Option Activity (Details) (10-K) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Equity [Abstract]
Number of shares Outstanding, Beginning	1,144	1,144
Number of shares Issued	58,500
Number of shares Exercised
Number of shares Expired
Number of shares Forfeited
Number of shares Outstanding, Ending	59,644	1,144
Number of shares Exercisable, Ending	1,144
Weighted Average Price Per Share Outstanding, Beginning	$ 3,750	$ 3,750
Weighted Average Price Per Share Issued	4.53
Weighted Average Price Per Share Exercised
Weighted Average Price Per Share Expired
Weighted Average Price Per Share Forfeited
Weighted Average Price Per Share Outstanding, Ending	76.37	$ 3,750
Weighted Average Price Per Share Exercisable, Ending	$ 3,750.00
Weighted average remaining contractual term	9 years 8 months 19 days
Weighted average fair value of options granted during the period	4 years 2 months 30 days
Aggregate intrinsic value	$ 85,800